Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 3,287		$ (12,719,857)	$ (12,716,570)
Balance (in Shares) at Dec. 31, 2020	32,873,457
Shares issued on release of working capital reserve	$ 30	(30)
Shares issued on release of working capital reserve (in Shares)	299,999
Share-based compensation	$ 79	6,973,571		6,973,650
Share-based compensation (in Shares)	792,348
Net loss			(7,962,800)	(7,962,800)
Balance at Dec. 31, 2021	$ 3,396	6,973,541	(20,682,657)	(13,705,720)
Balance (in Shares) at Dec. 31, 2021	33,965,804
Share-based compensation	$ 15	4,171,905		4,171,920
Share-based compensation (in Shares)	148,645
Shares issued on RSU’s vesting
Shares issued on RSU’s vesting (in Shares)	711,522
Capitalized equity raising costs		(37,500)		(37,500)
Net loss			(17,923,880)	(17,923,880)
Balance at Dec. 31, 2022	$ 3,411	$ 11,107,946	$ (38,606,537)	$ (27,495,180)
Balance (in Shares) at Dec. 31, 2022	34,825,971